UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Partners LP

Address:  404 B East Main Street
          Charlottesville, Virginia 22902


13F File Number: 28-6345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Partner
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler             Charlottesville, VA               11/14/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $272,685
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6     COLUMN 7      COLUMN 8

                                  TITLE                    VALUE     SHRS OR     SH/   PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS     CUSIP       (X$1000)  PRN AMT     PRN   CALL  DISCRETION  MANAGER SOLE  SHARED  NONE
ALLIED RISER COMMUNICATIONS       Bond         019496AB4    5,884    22,099,000  PRN         SOLE        N/A     SOLE
ALLIED WASTE INDUSTRIES INC       Common       19589308       735       100,000  SH          SOLE        N/A     SOLE
AMERICA WEST HOLDINGS CORP        Common CL B  23657208     1,053       726,000  SH          SOLE        N/A     SOLE
CARDIODYNAMICS INTL CORP          Common       141597104      719       251,400  SH          SOLE        N/A     SOLE
CROSS COUNTRY INC.                Common       22748P105    5,683       402,500  SH          SOLE        N/A     SOLE
DAVITA INC                        Common       23918K108   70,030     2,967,391  SH          SOLE        N/A     SOLE
DOVER DOWNS GAMING & ENTMT INC.   Common       260095104      570        70,000  SH          SOLE        N/A     SOLE
DOVER MOTORSPORTS INC.            Common       260174107      400       100,000  SH          SOLE        N/A     SOLE
ECHOSTAR COMMUNICATIONS CORP      Common CL A  278762109   69,200     4,000,000  SH          SOLE        N/A     SOLE
FINOVA GROUP INC                  Common       317928109       31       455,900  SH          SOLE        N/A     SOLE
FIRST AVENUE NETWORKS INC         Common       31865X106    1,505     5,017,195  SH          SOLE        N/A     SOLE
FRESENIUS MEDICAL CARE
   AG ADR SPON. ADR               Comon        358029106    1,438       191,200  SH          SOLE        N/A     SOLE
GENERAL MOTORS CORPORATION        Common CL H  370442832      302        33,000  SH          SOLE        N/A     SOLE
NISOURCE INC                      Common       65473P105    8,615       500,000  SH          SOLE        N/A     SOLE
SEALED AIR CORP CONV PFD SER-A    Common       81211K209   17,600       800,000  SH          SOLE        N/A     SOLE
SEALED AIR CORPORATION (NEW)      Common       81211K100    5,067       300,000  SH          SOLE        N/A     SOLE
SPRINT CORP                       Common       852061100    5,054       554,200  SH          SOLE        N/A     SOLE
SPRINT CORP (PCS GROUP)           Common       852061506    1,744       890,000  SH          SOLE        N/A     SOLE
TRANSWORLD ENTERTAINMENT CORP     Common       89336Q100      528       167,500  SH          SOLE        N/A     SOLE
USEC INC                          Common       90333E108   22,258     3,555,600  SH          SOLE        N/A     SOLE
W.R. GRACE & CO (NEW)             Common       38388F108   17,225    10,765,600  SH          SOLE        N/A     SOLE
WSFS FINANCIAL CORP               Common       929328102   37,044     1,323,000  SH          SOLE        N/A     SOLE







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